Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes And Deferred Taxes [Abstract]
Disclosure of Expiry of Tax Loss Carryforwards
The following table shows the expiry of tax loss carry forwards for the Company, for which no deferred tax asset was recognized:

in CHF thousands	2021	2020
2021	—	(4,314)
2022	—	—
2023	(15,976)	(15,976)
2024	(21,766)	(21,766)
2025	(23,767)	(23,767)
2026	(33,446)	(33,446)
2027	(58,631)	(58,631)
2028	(58,632)	—
Thereafter	—	—
Total tax loss carry forwards as at December 31	(212,218)	(157,900)